1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

June 29, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Master Series, Inc. (the “Registrant”)
File Nos. 33-2524 and 811-4448
Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A
(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant: (i) that the forms of the Registrant’s Prospectus and Statement of Additional Information (“SAI”) that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on June 27, 2012.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3304 or Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen

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